UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

DSS AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

9700 Village Center Drive, Suite 50-N

Granite Bay, CA  95746

 (Address of principal executive offices) (Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 217-8501

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

DSS AmericaFirst Defensive Growth Fund
DSS AmericaFirst Large Cap Share Buyback Fund
DSS AmericaFirst Monthly Risk-On Risk-Off Fund
DSS AmericaFirst Income Fund

SEMI-ANNUAL REPORT

DECEMBER 31, 2022

(Unaudited)

DSS AmericaFirst Quantitative Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Value

COMMON STOCK - 89.61%

Beverages - 3.42%
1,547	Keurig Dr. Pepper, Inc.	$ 55,166

Biological Products (No Diagnostic Substances) - 10.56%
211	Amgen, Inc.	55,417
199	Biogen, Inc. *	55,107
332	Moderna, Inc. *	59,634
		170,158
Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties - 3.80%
1,503	The Kraft Heinz Co.	61,187

Electric Services - 3.78%
993	Dominion Energy, Inc.	60,891

Fats & Oils - 3.72%
646	Archer-Daniels Midland Co.	59,981

Hospital & Medical Service Plans - 14.29%
696	Centene Corp. *	57,079
113	Elevance Health, Inc.	57,966
110	Humana, Inc.	56,341
111	UnitedHealth Group, Inc.	58,850
		230,236
Laboratory Analytical Instruments - 3.44%
274	Illumina, Inc. *	55,403

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.59%
775	Edwards Lifesciences Corp. *	57,823

Perfumes, Cosmetics & Other Toilet Preparations - 3.76%
769	Colgate-Palmolive Co.	60,589

Pharmaceutical Preparations - 21.69%
556	Abbott Laboratories	61,043
371	AbbVie, Inc.	59,957
742	Bristol-Myers Squibb Co.	53,387
545	Merck & Co., Inc.	60,468
1,180	Pfizer, Inc.	60,463
188	Vertex Pharmaceuticals, Inc. *	54,291
		349,609
Retail-Drug Stores and Proprietary Stores - 3.41%
589	CVS Health Corp.	54,889

Services-Prepackaged Software - 3.14%
314	Veeva Systems, Inc. Class A *	50,673

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 1

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Value

Soap, Detergents, Cleang Preparations, Perfumes, Cosmetics - 3.78%
402	Procter & Gamble Co.	$ 60,927

Sugar & Confectionery Products - 3.68%
256	The Hershey Co.	59,282

Surgical & Medical Instruments & Apparatus - 3.55%
505	DexCom, Inc. *	57,186

TOTAL COMMON STOCK (Cost $1,445,440) - 89.61%		$ 1,444,000

EXCHANGE TRADED FUND - 10.91%
10,967	ProShares Short S&P 500 ETF	175,801
TOTAL EXCHANGE TRADED FUND (Cost $165,956) - 10.91%		$ 175,801

MONEY MARKET FUND - 2.25%
36,282	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.36% **	36,282
TOTAL MONEY MARKET FUND (Cost $36,282) - 2.25%		$ 36,282

INVESTMENTS IN SECURITIES, AT VALUE (Cost $1,647,678) *** - 102.77%		$ 1,656,083

LIABILITIES LESS OTHER ASSETS - (2.77)%		(44,573)

NET ASSETS - 100.00%		$ 1,611,510

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2022.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $1,647,678 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                                      $         62,974

Gross Unrealized Depreciation                                               (54,569)

       Net Unrealized Depreciation                                    $        (8,405)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 2

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Pharmaceutical Preparations	21.11%
Hospital & Medical Service Plans	13.90%
Exchange Traded Fund	10.62%
Biological Products (No Diagnostic Substances)	10.28%
Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties	3.69%
Electric Services	3.68%
Soap, Detergents, Cleang Preparations, Perfumes, Cosmetics	3.68%
Perfumes, Cosmetics & Other Toilet Preparations	3.66%
Fats & Oils	3.62%
Sugar & Confectionery Products	3.58%
Orthopedic, Prosthetic & Surgical Appliances & Supplies	3.49%
Surgical & Medical Instruments & Apparatus	3.45%
Laboratory Analytical Instruments	3.35%
Beverages	3.33%
Retail-Drug Stores and Proprietary Stores	3.31%
Services-Prepackaged Software	3.06%
Money Market Fund	2.19%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2022 and are subject to change.

Semi-Annual Report | 3

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Value

COMMON STOCK - 101.90%

Accident & Health Insurance - 4.15%
1,174	Aflac, Inc.	$ 84,458
942	Principal Financial Group, Inc.	79,053
		163,511
Agriculture Chemicals - 1.69%
781	CF Industries Holdings, Inc.	66,541

Aircraft & Parts - 2.13%
1,184	Textron, Inc.	83,827

Arrangement of Transportation of Freight & Cargo - 1.92%
728	Expeditors International of Washington, Inc.	75,654

Biological Products (No Diagnostic Substances) - 4.16%
295	Amgen, Inc.	77,479
480	Moderna, Inc. *	86,218
		163,697
Computer Peripheral Equipment - 1.97%
1,589	Fortinet, Inc. *	77,686

Construction Machinery & Equipment - 2.17%
357	Caterpillar, Inc.	85,523

Crude Petroleum and Natural Gas - 3.82%
1,233	Devon Energy Corp.	75,842
2,758	Marathon Oil Corp.	74,659
		150,501
Electric Services - 1.61%
1,990	NRG Energy, Inc.	63,322

Finance Services - 2.01%
536	American Express Co.	79,194

Fire, Marine & Casualty Insurance - 6.54%
1,410	Arch Capital Group Ltd. (Bermuda) *	88,520
385	Chubb Ltd. (Switzerland)	84,931
1,106	The Hartford Financial Services Group, Inc.	83,868
		257,319
General Building Contractors - Residential Buildings - 2.21%
1,163	Lennar Corp. Class B	86,969

Guided Missiles & Space Vehicles & Parts - 2.15%
174	Lockheed Martin Corp.	84,649

Heating Equipment, Except Electric & Warm Air & Plumbing Fixtures - 1.97%
1,664	Masco Corp.	77,659

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 4

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Value

Instruments for Measuring & Testing of Electricity & Electrical Signals - 2.01%
904	Teradyne, Inc.	$ 78,964

Investment Advice - 2.01%
254	Ameriprise Financial, Inc.	79,088

Life Insurance - 4.18%
704	Globe Life, Inc.	84,867
1,101	MetLife, Inc.	79,679
		164,546
National Commercial Banks - 5.90%
502	PNC Financial Services Group, Inc.	79,286
1,762	Wells Fargo & Co.	72,753
1,630	Zions Bancorp	80,131
		232,170
Operative Builders - 2.11%
18	NVR, Inc. *	83,026

Optical Instruments & Lenses - 2.06%
215	KLA Corp.	81,061

Petroleum Refining - 6.14%
684	ConocoPhillips	80,712
694	Marathon Petroleum Corp.	80,775
632	Valero Energy Corp.	80,175
		241,662
Pharmaceutical Preparations - 1.92%
1,052	Bristol-Myers Squibb Co.	75,691

Railroads, Line-Haul Operating - 4.11%
329	Norfolk Southern Corp.	81,072
389	Union Pacific Corp.	80,550
		161,622
Retail-Auto & Home Supply Stores - 4.17%
33	AutoZone, Inc. *	81,384
98	O'Reilly Automotive, Inc. *	82,715
		164,099
Retail-Eating Places - 2.14%
657	Yum! Brands, Inc.	84,149

Retail-Grocery Stores - 1.95%
1	Koninklijke Ahold Delhaize NV ADR	29
1,717	The Kroger Co.	76,544
		76,573
Retail-Lumber & Other Building Materials Dealers - 2.01%
397	Lowe's Cos., Inc.	79,098

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 5

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Value

Retail-Retail Stores - 2.17%
182	Ulta Beauty, Inc. *	$ 85,371

Retail-Women's Clothing Stores - 2.13%
1,988	Bath & Body Works, Inc.	83,774

Semiconductors & Related Devices - 1.91%
771	Applied Materials, Inc.	75,080

Services-Computer Programming Services - 2.21%
423	VeriSign, Inc. *	86,901

Services-Equipment Rental & Leasing - 2.16%
239	United Rentals, Inc. *	84,945

Services-Management Services - 2.06%
241	Gartner, Inc. *	81,010

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.88%
563	Nucor Corp.	74,209

Television Broadcasting Stations - 2.00%
2,768	Fox Corp.	78,750

Trucking (No Local) - 2.01%
279	Old Dominion Freight Line, Inc.	79,175

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 4.16%
1,054	Cardinal Health, Inc.	81,021
221	McKesson Corp.	82,901
		163,922

TOTAL COMMON STOCK (Cost $3,866,379) - 101.90%		$4,010,938

INVESTMENTS IN SECURITIES, AT VALUE (Cost $3,866,379) *** - 101.90%		$4,010,938

LIABILITIES LESS OTHER ASSETS - (1.90)%		(74,869)

NET ASSETS - 100.00%		$3,936,069

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2022.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $3,866,379 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                       $320,070

Gross Unrealized Depreciation                        (175,511)

          Net Unrealized Depreciation                 $144,559

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 6

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Fire, Marine & Casualty Insurance	6.41%
Petroleum Refining	6.02%
National Commercial Banks	5.79%
Life Insurance	4.10%
Retail-Auto & Home Supply Stores	4.09%
Wholesale-Drugs, Proprietaries & Druggists' Sundries	4.09%
Accident & Health Insurance	4.08%
Biological Products (No Diagnostic Substances)	4.08%
Railroads, Line-Haul Operating	4.03%
Crude Petroleum and Natural Gas	3.75%
General Building Contractors-Residential Buildings	2.17%
Services-Computer Programming Services	2.17%
Construction Machinery & Equipment	2.13%
Retail-Retail Stores	2.13%
Services-Equipment Rental & Leasing	2.12%
Guided Missiles & Space Vehicles & Parts	2.11%
Retail-Eating Places	2.10%
Aircraft & Parts	2.09%
Retail-Women's Clothing Stores	2.09%
Operative Builders	2.07%
Optical Instruments & Lenses	2.02%
Services-Management Services	2.02%
Finance Services	1.97%
Instruments for Measuring & Testing of Electricity & Electrical Signals	1.97%
Investment Advice	1.97%
Retail-Lumber & Other Building Materials Dealers	1.97%
Trucking (No Local)	1.97%
Television Broadcasting Stations	1.96%
Computer Peripheral Equipment	1.94%
Heating Equipment, Except Electric & Warm Air & Plumbing Fixtures	1.94%
Retail-Grocery Stores	1.91%
Arrangement of Transportation of Freight & Cargo	1.89%
Pharmaceutical Preparations	1.89%
Semiconductors & Related Devices	1.87%
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)	1.85%
Agriculture Chemicals	1.66%
Electric Services	1.58%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2022 and are subject to change.

Semi-Annual Report | 7

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Value

COMMON STOCK - 60.45%

Beverages - 2.57%
894	PepsiCo, Inc.	$ 161,510

Canned, Fruits, Vegetables, Preserves, Jams & Jellies - 0.99%
1,022	Seneca Foods Corp. Class A *	62,291

Deep Sea Foreign Transportation of Freight - 1.07%
3,544	Dorian LPG Ltd.	67,159

General Industrial Machinery & Equipment - 5.43%
745	Nordson Corp.	177,101
641	Zebra Technologies Corp. *	164,359
		341,460
Grain Mill Products - 2.67%
1,999	General Mills, Inc.	167,616

Measuring & Controlling Devices - 1.92%
2,381	Trimble, Inc. *	120,383

Millwood, Veneer, Plywood, & Structural Wood Members - 3.06%
1,400	American Woodmark Corp. *	68,404
2,170	Fortune Brands Innovations, Inc.	123,929
		192,333
National Commercial Banks - 0.95%
2,415	Hanmi Financial Corp.	59,771

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.05%
1,967	RPM International, Inc.	191,684

Pharmaceutical Preparations - 3.25%
8,796	Collegium Pharmaceutical, Inc. *	204,067

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 2.55%
1,970	Eastman Chemical Co.	160,437

Pumps & Pumping Equipment - 2.56%
2,389	Graco, Inc.	160,684

Retail-Auto & Home Supply Stores - 0.97%
1,959	MarineMax, Inc. *	61,160

Retail-Furniture Stores - 1.16%
2,439	Haverty Furniture Cos., Inc.	72,926

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 8

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Value

Retail-Grocery Stores - 5.34%
5,627	Sprouts Farmers Market, Inc. *	$ 182,146
3,439	The Kroger Co.	153,311
		335,457
Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.20%
665	L3Harris Technologies, Inc.	138,460

Security Brokers, Dealers & Flotation Companies - 2.49%
561	MarketAxess Holdings, Inc.	156,457

Services-Business Services - 1.01%
3,461	Resources Connection, Inc.	63,613

Services-Computer Integrated Systems Design - 1.04%
3,287	Ebix, Inc.	65,609

Services-Educational Services - 1.23%
5,568	Perdoceo Education Corp. *	77,395

Services-Prepackaged Software - 2.31%
2,260	Ceridian HCM Holding, Inc. *	144,979

Services-To Dwellings & Other Buildings - 3.26%
5,608	Rollins, Inc.	204,916

Soap, Detergents, Cleang Preparations, Perfumes, Cosmetics - 2.80%
2,179	Church & Dwight Co., Inc.	175,649

Wood Household Furniture (No Upholstered) - 1.31%
2,484	Ethan Allen Interiors, Inc.	65,627
2,170	Masterbrand, Inc. *	16,384
		82,011
Wholesale-Drugs, Proprietaries & Druggists' Sundries - 5.26%
1,041	AmerisourceBergen Corp.	172,504
421	McKesson Corp.	157,926
		330,430

TOTAL COMMON STOCK (Cost $3,609,414) - 60.45%		$3,798,457

EXCHANGE TRADED FUNDS - 40.07%
2,382	Consumer Staples Select Sector SPDR ETF	$ 177,578
1,312	Health Care Select Sector SPDR ETF	178,235
17,228	Invesco DB US Dollar Bullish	479,111
23,280	ProShares Short MSCI EAFE	465,600
32,263	ProShares Short S&P 500	517,176
5,761	SPDR Bloomberg High Yield Bond	518,490
2,580	Utilities Select Sector SPDR ETF	181,890
TOTAL EXCHANGE TRADED FUNDS (Cost $2,456,726) - 40.07%		$2,518,080

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 9

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Value

INVESTMENTS IN SECURITIES, AT VALUE (Cost $6,066,140) *** - 100.52%	$6,316,537

LIABILITIES LESS OTHER ASSETS - (0.52)%	(32,508)

NET ASSETS - 100.00%	$6,284,029

* Represents non-income producing security during the period.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $6,066,140 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation              $   340,898

Gross Unrealized Depreciation                    (90,501)

        Net Unrealized Depreciation            $ 250,397

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Exchange Traded Funds	39.86%
General Industrial Machinery & Equipment	5.41%
Retail-Grocery Stores	5.31%
Wholesale-Drugs, Proprietaries & Druggists' Sundries	5.23%
Services-To Dwellings & Other Buildings	3.24%
Pharmaceutical Preparations	3.23%
Millwood, Veneer, Plywood, & Structural Wood Members	3.04%
Paints, Varnishes, Lacquers, Enamels & Allied Products	3.03%
Soap, Detergents, Cleang Preparations, Perfumes, Cosmetics	2.78%
Grain Mill Products	2.65%
Beverages	2.56%
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers	2.54%
Pumps & Pumping Equipment	2.54%
Security Brokers, Dealers & Flotation Companies	2.48%
Services-Prepackaged Software	2.30%
Search, Detection, Navigation, Guidance, Aeronautical Systems	2.19%
Measuring & Controlling Devices	1.91%
Wood Household Furniture (No Upholstered)	1.30%
Services-Educational Services	1.23%
Retail-Furniture Stores	1.15%
Deep Sea Foreign Transportation of Freight	1.06%
Services-Computer Integrated Systems Design	1.04%
Services-Business Services	1.01%
Canned, Fruits, Vegetables, Preserves, Jams & Jellies	0.99%
Retail-Auto & Home Supply Stores	0.97%
National Commercial Banks	0.95%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2022 and are subject to change.

Semi-Annual Report | 11

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Value

COMMON STOCK - 82.33%

Biological Products (No Diagnostic Substances) - 1.90%
4,497	Gilead Sciences, Inc.	$ 386,068

Cigarettes - 1.90%
8,448	Altria Group, Inc.	386,158

Computer & Office Equipment - 1.76%
13,285	HP, Inc.	356,968

Computer Communications Equipment - 1.87%
7,960	Cisco Systems, Inc.	379,214

Computer Storage Devices - 1.77%
5,993	NetApp, Inc.	359,940

Crude Petroleum & Natural Gas - 5.30%
14,155	Coterra Energy, Inc.	347,788
5,726	Devon Energy Corp.	352,206
1,641	Pioneer Natural Resources Co.	374,788
		1,074,782
Cutlery, Handtools & General Hardware - 1.78%
4,798	Stanley Black & Decker, Inc.	360,426

Drawing & Insulating of Nonferrous Wire - 1.82%
11,564	Corning, Inc.	369,354

Electric Services - 9.91%
6,604	Dominion Energy, Inc.	404,957
3,376	DTE Energy Co.	396,781
9,493	FirstEnergy Corp.	398,136
13,428	PPL Corp.	392,366
5,846	The Southern Co.	417,463
		2,009,703
Grain Mill Products - 1.89%
5,377	Kellogg Co.	383,058

Industrial Organic Chemicals - 1.92%
4,679	LyondellBasell Industries NV Class A	388,497

Investment Advice - 1.93%
14,800	Franklin Resouces, Inc.	390,424

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.62%
11,904	VF Corp.	328,670

Motor Vehicles & Passenger Car Bodies - 1.61%
28,029	Ford Motor Co.	325,977

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 12

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Value

National Commercial Banks - 5.51%
5,592	Comerica, Inc.	$ 373,825
25,877	Huntington Bancshares, Inc.	364,866
2,400	PNC Financial Services Group, Inc.	379,056
		1,117,747
Natural Gas Transmission - 3.67%
20,660	Kinder Morgan, Inc.	373,533
11,272	The Williams Cos., Inc.	370,849
		744,382
Petroleum Refining - 5.75%
2,176	Chevron Corp.	390,570
3,538	Exxon Mobil Corp.	390,241
3,704	Phillips 66	385,512
		1,166,323
Pharmaceutical Preparations - 3.94%
2,459	AbbVie, Inc.	397,399
7,834	Pfizer, Inc.	401,414
		798,813
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 5.88%
16,249	Dow, Inc.	818,787
4,592	Eastman Chemical Co.	373,973
		1,192,760
Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.97%
8,732	Garmin Ltd.	805,876

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.71%
3,175	T. Rowe Price Group, Inc.	346,266

Semiconductors & Related Devices - 1.74%
13,326	Intel Corp.	352,206

Services-Advertising Agencies - 3.89%
4,969	Omnicom Group, Inc.	405,321
11,505	The Interpublic Group of Cos., Inc.	383,232
		788,553
State Commercial Banks - 3.94%
5,129	State Street Corp.	397,857
8,797	The Bank of New York Mellen Corp.	400,440
		798,297
Telephone Communications (No Radiotelephone) - 1.87%
20,612	AT&T, Inc.	379,467

Television Broadcasting Stations - 1.70%
17,579	Paramount Global Class A	344,724

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 1.78%
1,427	Watsco, Inc. Class B	360,332

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 13

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Value

TOTAL COMMON STOCK (Cost $16,905,712) - 82.33%		$16,694,985

REAL ESTATE INVESTMENT TRUSTS - 14.61%
18,147	Annaly Capital Management, Inc.	382,539
2,263	AvalonBay Communities, Inc.	365,520
5,483	Boston Properties, Inc.	370,541
3,294	Camden Property Trust	368,533
6,128	Equity Residential	361,552
2,479	Extra Space Storage, Inc.	364,859
9,611	UDR, Inc.	372,234
11,666	VICI Properties, Inc.	377,978
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,238,435) - 14.61%		$ 2,963,756

MONEY MARKET FUND - 2.27%
459,580	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 4.36% *	459,580
TOTAL MONEY MARKET FUND (Cost $459,580) - 2.27%		$ 459,580

INVESTMENTS IN SECURITIES, AT VALUE (Cost $20,603,727) ** - 99.21%		$20,118,321

OTHER ASSETS LESS LIABILITIES - 0.79%		160,630

NET ASSETS - 100.00%		$20,278,951

* Variable rate security; the money market rate shown represents the seven day yield at December 31, 2022.

** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $20,603,727 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                   $   478,418

Gross Unrealized Depreciation                      (963,824)

       Net Unrealized Appreciation              $   (485,406)

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 14

DSS AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Real Estate Investment Trusts	14.73%
Electric Services	9.99%
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers	5.93%
Petroleum Refining	5.80%
National Commercial Banks	5.56%
Crude Petroleum & Natural Gas	5.34%
Search, Detection, Navigation, Guidance, Aeronautical Systems	4.01%
Pharmaceutical Preparations	3.97%
State Commercial Banks	3.97%
Services-Advertising Agencies	3.92%
Natural Gas Transmission	3.70%
Money Market Fund	2.28%
Investment Advice	1.94%
Industrial Organic Chemicals	1.93%
Biological Products (No Diagnostic Substances)	1.92%
Cigarettes	1.92%
Grain Mill Products	1.90%
Computer Communications Equipment	1.89%
Telephone Communications (No Radiotelephone)	1.89%
Drawing & Insulating of Nonferrous Wire	1.84%
Computer Storage Devices	1.79%
Cutlery, Handtools & General Hardware	1.79%
Wholesale-Hardware & Plumbing & Heating Equipment & Supplies	1.79%
Computer & Office Equipment	1.77%
Semiconductors & Related Devices	1.75%
Security & Commodity Brokers, Dealers, Exchanges & Services	1.72%
Television Broadcasting Stations	1.71%
Men's & Boys' Furnishings, Work Clothing, & Allied Garments	1.63%
Motor Vehicles & Passenger Car Bodies	1.62%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2022 and are subject to change.

Semi-Annual Report | 15

DSS AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022 (UNAUDITED)

Defensive Growth Fund	Large Cap Share Buyback Fund	Monthly Risk-On Risk-Off Fund	Income Fund
Assets:				
Investments in Securities, at Value (Cost $1,647,678; $3,866,379; $6,066,140; and $20,603,727, respectively)	$ 1,656,083	$ 4,010,938	$ 6,316,537	$ 20,118,321
Receivables:				
Due from Advisor	5,325	2,876	598	-
Shareholder Subscriptions	-	-	-	176,700
Dividends & Interest	2,067	5,886	8,449	99,849
Prepaid Expenses	10,281	11,851	16,894	14,380
Total Assets	1,673,756	4,031,551	6,342,478	20,409,250
Liabilities:				
Payables:				
Advisory Fees	-	-	-	16,738
Shareholder Redemptions	49,079	-	-	-
Due to Custodian	487	84,070	37,264	90,321
Transfer Agent & Administration Fees	2,157	2,629	6,976	3,069
Chief Compliance Officer Fees	-	-	-	-
Distribution (12b-1) Fees	266	95	2,681	3,748
Trustee Fees	729	1,004	1,565	2,820
Servicing Fees	500	91	525	719
Audit Fees	7,564	6,660	7,330	7,025
Other Expenses	1,464	933	2,108	5,859
Total Liabilities	62,246	95,482	58,449	130,299
Net Assets	$ 1,611,510	$ 3,936,069	$ 6,284,029	$ 20,278,951
Net Assets Consist of:				
Paid In Capital	$ 11,709,826	$ 4,135,428	$ 19,188,224	$ 32,156,140
Accumulated Earnings (Deficit)	(10,098,316)	(199,359)	(12,904,195)	(11,877,189)
Net Assets	$ 1,611,510	$ 3,936,069	$ 6,284,029	$ 20,278,951
Class A Shares				
Net Assets	$ 558,933	$ 1,383,729	$ 2,014,376	$ 6,752,227
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	68,395	133,995	168,687	1,445,989
Net asset value per share	$ 8.17	$ 10.33	$ 11.94	$ 4.67
Short-term redemption price per share (a)	$ 8.09	$ 10.22	$ 11.82	$ 4.62
Minimum redemption price per share (d)	$ 8.09	$ 10.22	$ 11.82	$ 4.62
Maximum offering price per share (b)	$ 8.60	$ 10.87	$ 12.57	$ 4.86
Class I Shares				
Net Assets	$ 503,588	$ 2,315,235	$ 1,984,799	$ 10,275,401
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	56,919	216,692	148,474	2,076,967
Net asset value and offering price per share	$ 8.85	$ 10.68	$ 13.37	$ 4.95
Short-term redemption price per share (a)	$ 8.76	$ 10.58	$ 13.23	$ 4.90
Class U Shares				
Net Assets	$ 548,989	$ 237,105	$ 2,284,854	$ 3,251,323
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	71,652	24,150	203,466	678,201
Net asset value per share	$ 7.66	$ 9.82	$ 11.23	$ 4.79
Short-term redemption price per share (a)	$ 7.59	$ 9.72	$ 11.12	$ 4.75
Minimum redemption price per share (d)	$ 7.59	$ 9.72	$ 11.12	$ 4.75
Maximum offering price per share (c)	$ 7.86	$ 10.07	$ 11.52	$ 4.89

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 5.00%; and 4.00%, respectively.

(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; and 2.00%, respectively.

(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). Assumes 1% redemption fee described in (a) does not apply.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 16

DSS AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF OPERATIONS

For the six months ended December 31, 2022 (UNAUDITED)

 The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 17

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 18

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) Six Months Ended 12/31/2022	Year Ended 6/30/2022
Increase (Decrease) in Net Assets Resulting From Operations:		
Net Investment Loss	$ (4,408)	$ (50,102)
Net Realized Gain (Loss) on Investments in Securities	(300,747)	511,913
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	659,095	(872,700)
Net Increase (Decrease) in Net Assets Resulting from Operations	353,940	(410,889)
Distributions to Shareholders:		
Distributions:		
Class A	(10,286)	(780,152)
Class I	(16,638)	(368,296)
Class U	(1,856)	(76,453)
Total Distributions Paid to Shareholders	(28,780)	(1,224,901)
Capital Share Transactions:		
Proceeds from Sale of Shares:		
Class A	11,491	195,027
Class I	65,310	1,393,543
Class U	678	24,960
Reinvestment of Distributions:		
Class A	9,466	402,064
Class I	15,300	314,499
Class U	1,215	54,794
Cost of Shares Redeemed:		
Class A	(289,549)	(2,357,171)
Class I	(47,221)	(256,903)
Class U	(11,847)	(256,671)
Redemption Fees	-	210
Net Decrease in Net Assets from Capital Share Transactions	(245,157)	(485,648)
Net (Increase) Decrease in Net Assets	80,003	(2,121,438)
Net Assets:		
Beginning of Year/Period	3,856,066	5,977,504
End of Year/Period	$ 3,936,069	$ 3,856,066
Share Activity		
Class A:		
Shares Sold	1,099	16,786
Shares Reinvested	914	33,844
Shares Redeemed	(27,913)	(186,992)
Net Decrease in Shares of Beneficial Interest Outstanding	(25,900)	(136,362)
Class I:		
Shares Sold	5,796	116,081
Shares Reinvested	1,427	25,632
Shares Redeemed	(4,413)	(21,610)
Net Increase in Shares of Beneficial Interest Outstanding	2,810	120,103
Class U:		
Shares Sold	56	2,290
Shares Reinvested	123	4,806
Shares Redeemed	(1,232)	(18,850)
Net Decrease in Shares of Beneficial Interest Outstanding	(1,053)	(11,754)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 19

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 20

DSS AMERICAFIRST INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) Six Months Ended 12/31/2022	Year Ended 6/30/2022
Increase (Decrease) in Net Assets Resulting From Operations:		
Net Investment Income	$ 221,176	$ 90,459
Net Realized Loss on Investments in Securities	(916,602)	(167,543)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	439,767	(1,119,190)
Net Decrease in Net Assets Resulting from Operations	(255,659)	(1,196,274)
Distributions to Shareholders:		
Distributions		
Class A	(40,575)	(40,805)
Class I	(29,159)	(29,324)
Class U	(16,276)	(16,368)
Return of Capital		
Class A	(347,624)	(349,590)
Class I	(249,815)	(251,228)
Class U	(139,439)	(140,228)
Total Distributions Paid to Shareholders	(822,888)	(827,543)
Capital Share Transactions:		
Proceeds from Sale of Shares:		
Class A	3,197,757	2,213,280
Class I	5,237,795	5,971,349
Class U	884,403	1,504,351
Reinvestment of Distributions:		
Class A	223,249	303,307
Class I	390,590	256,625
Class U	116,966	139,254
Cost of Shares Redeemed:		
Class A	(1,013,025)	(1,406,072)
Class I	(1,125,928)	(1,239,473)
Class U	(206,089)	(464,757)
Redemption Fees	592	762
Net Increase in Net Assets from Capital Share Transactions	7,706,310	7,278,626
Net Increase in Net Assets	6,627,763	5,254,809
Net Assets:		
Beginning of Year/Period	13,651,188	8,396,379
End of Year/Period	$ 20,278,951	$ 13,651,188
Share Activity		
Class A:		
Shares Sold	656,182	399,491
Shares Reinvested	46,639	54,982
Shares Redeemed	(209,793)	(258,714)
Net Increase in Shares of Beneficial Interest Outstanding	493,028	195,759
Class I:		
Shares Sold	1,015,784	1,043,604
Shares Reinvested	77,173	44,683
Shares Redeemed	(223,713)	(216,416)
Net Increase in Shares of Beneficial Interest Outstanding	869,244	871,871
Class U:		
Shares Sold	174,979	268,516
Shares Reinvested	23,831	24,818
Shares Redeemed	(41,586)	(82,691)
Net Increase in Shares of Beneficial Interest Outstanding	157,224	210,643

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 21

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2022		Years Ended 6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year/Period	$ 8.14		$ 10.21	$ 8.03	$ 9.68	$ 9.59	$ 10.47
From Investment Operations:							
Net Investment Loss *	(0.05)		(0.15)	(0.15)	(0.11)	(0.17)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	0.08		(1.92)	2.33	(1.54)	0.26	(0.71)
Total from Investment Operations	0.03		(2.07)	2.18	(1.65)	0.09	(0.88)
Paid in Capital From Redemption Fees (c) *	-		-	-	-	-	-
Net Asset Value, at End of Year/Period	$ 8.17		$ 8.14	$ 10.21	$ 8.03	$ 9.68	$ 9.59
Total Return (a)	0.37%	(g)	(20.27)%	27.15%	(17.05)%	0.94%	(8.40)%
Ratios/Supplemental Data:							
Net Assets at End of Year/Period (Thousands)	$ 559		$ 632	$ 1,849	$ 1,862	$ 3,279	$ 5,216
Before Waiver/Reimbursement:							
Ratio of Expenses to Average Net Assets (b)(d)	7.00%	(f)	6.58%	4.44%	3.82%	3.79%	3.12%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(5.52)%	(f)	(4.94)%	(3.18)%	(2.16)%	(2.23)%	(1.75)%
After Waiver/Reimbursement:							
Ratio of Expenses to Average Net Assets (b)(d)	2.77%	(f)	3.47%	2.86%	2.82%	3.31%	3.02%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.28)%	(f)	(1.83)%	(1.60)%	(1.16)%	(1.75)%	(1.66)%
Portfolio Turnover	307.62%	(g)	1,213.41%	775.61%	920.18%	496.34%	1,020.14%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.70%, and 0.44%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 22

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2022	Years Ended 6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year/Period	$ 8.79	$ 10.97	$ 8.58	$ 10.30	$ 10.15	$ 11.02
From Investment Operations:						
Net Investment Loss *	(0.03)	(0.11)	(0.10)	(0.07)	(0.13)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	0.10	(2.07)	2.49	(1.65)	0.28	(0.75)
Total from Investment Operations	0.07	(2.18)	2.39	(1.72)	0.15	(0.87)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-	-
Net Asset Value, at End of Year/Period	$ 8.86	$ 8.79	$ 10.97	$ 8.58	$ 10.30	$ 10.15
Total Return (a)	0.68% (g)	(19.87)%	27.86%	(16.70)%	1.48%	(7.89)%
Ratios/Supplemental Data:						
Net Assets at End of Year/Period (Thousands)	$ 504	$ 763	$ 422	$ 857	$ 2,369	$ 4,077
Before Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	6.75% (f)	6.58%	4.28%	3.55%	3.61%	2.88%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(5.29)% (f)	(4.96)%	(3.01)%	(1.94)%	(2.04)%	(1.51)%
After Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	2.24% (f)	2.81%	2.32%	2.27%	2.80%	2.53%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.78)% (f)	(1.19)%	(1.04)%	(0.66)%	(1.23)%	(1.16)%
Portfolio Turnover	307.62% (g)	1,213.41%	775.61%	920.18%	496.34%	1,020.14%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.70%, and 0.44%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 23

DSS AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2022	Years Ended 6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year/Period	$ 7.65	$ 9.64	$ 7.62	$ 9.23	$ 9.19	$ 10.09
From Investment Operations:						
Net Investment Loss *	(0.07)	(0.18)	(0.18)	(0.14)	(0.21)	(0.21)
Net Realized and Unrealized Gain (Loss) on Investments	0.08	(1.81)	2.20	(1.47)	0.25	(0.69)
Total from Investment Operations	0.01	(1.99)	2.02	(1.61)	0.04	(0.90)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-	-
Net Asset Value, at End of Year/Period	$ 7.66	$ 7.65	$ 9.64	$ 7.62	$ 9.23	$ 9.19
Total Return (a)	0.13% (g)	(20.64)%	26.51%	(17.44)%	0.44%	(8.92)%
Ratios/Supplemental Data:						
Net Assets at End of Year/Period (Thousands)	$ 549	$ 577	$ 801	$ 1,042	$ 1,778	$ 2,636
Before Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	7.51% (f)	6.89%	4.59%	4.54%	4.41%	3.87%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(6.03)% (f)	(5.25)%	(3.33)%	(2.87)%	(2.84)%	(2.50)%
After Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	3.27% (f)	3.93%	3.33%	3.33%	3.81%	3.53%
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.78)% (f)	(2.29)%	(2.07)%	(1.66)%	(2.23)%	(2.16)%
Portfolio Turnover	307.62% (g)	1,213.41%	775.61%	920.18%	496.34%	1,020.14%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.70%, and 0.44%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 24

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2022		Years Ended 6/30/2022		6/30/2021		6/30/2020	6/30/2019		6/30/2018	
Net Asset Value, at Beginning of Year/Period	$ 9.52		$ 13.96		$ 10.57		$ 11.49	$ 11.44		$ 10.29	
From Investment Operations:											
Net Investment Loss *	(0.02)		(0.15)		(0.07)		(0.05)	(0.04)		(0.11)	
Net Realized and Unrealized Gain (Loss) on Investments	0.91		(0.73)		3.46		(0.88)	0.65		1.34	
Total from Investment Operations	0.89		(0.88)		3.39		(0.93)	0.61		1.23	
Distributions from:											
Net Realized Gain	(0.08)		(3.56)		-		-	(0.56)		(0.08)	
Total Distributions	(0.08)		(3.56)		-		-	(0.56)		(0.08)	
Paid in Capital From Redemption Fees *	-		-	(c)	-	(c)	0.01	-	(c)	-	(c)
Net Asset Value, at End of Year/Period	$ 10.33		$ 9.52		$ 13.96		$ 10.57	$ 11.49		$ 11.44	
Total Return (a)	9.32%	(f)	(11.37)%		32.07%		(8.01)%	5.72%		11.94%	
Ratios/Supplemental Data:											
Net Assets at End of Year/Period (Thousands)	$ 1,384		$ 1,522		$ 4,136		$ 3,974	$ 4,358		$ 2,129	
Before Waiver/Reimbursement:											
Ratio of Expenses to Average Net Assets (b)	4.02%	(e)	3.85%		3.26%		3.41%	3.18%		4.26%	
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(2.33)%	(e)	(2.57)%		(1.72)%		(1.70)%	(1.53)%		(2.94)%	
After Waiver/Reimbursement:											
Ratio of Expenses to Average Net Assets (b)	2.01%	(e)	2.44%		2.14%		2.11%	1.96%		2.35%	
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(0.32)%	(e)	(1.16)%		(0.61)%		(0.41)%	(0.31)%		(1.02)%	
Portfolio Turnover	125.16%	(f)	433.66%		547.28%		248.03%	164.13%		216.65%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized.

(f) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 25

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2022	Years Ended 6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year/Period	$ 9.84	$ 14.29	$ 10.79	$ 11.68	$ 11.59	$ 10.33
From Investment Operations:						
Net Investment Loss *	(0.00) (c)	(0.08)	(0.04)	(0.01)	(0.00) (c)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.92	(0.81)	3.54	(0.89)	0.65	1.35
Total from Investment Operations	0.92	(0.89)	3.50	(0.90)	0.65	1.34
Distributions from:						
Net Realized Gain	(0.08)	(3.56)	-	-	(0.56)	(0.08)
Total Distributions	(0.08)	(3.56)	-	-	(0.56)	(0.08)
Paid in Capital From Redemption Fees *	-	- (c)	- (c)	0.01	- (c)	- (c)
Net Asset Value, at End of Year/Period	$ 10.68	$ 9.84	$ 14.29	$ 10.79	$ 11.68	$ 11.59
Total Return (a)	9.32% (f)	(11.16)%	32.44%	(7.62)%	5.99%	12.97%
Ratios/Supplemental Data:						
Net Assets at End of Year/Period (Thousands)	$ 2,315	$ 2,105	$ 1,340	$ 1,514	$ 2,274	$ 2,120
Before Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)	3.80% (e)	3.83%	3.18%	3.18%	2.91%	3.58%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(2.09)% (e)	(2.43)%	(1.62)%	(1.43)%	(1.29)%	(2.29)%
After Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)	1.76% (e)	2.05%	1.88%	1.88%	1.66%	1.34%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(0.06)% (e)	(0.64)%	(0.32)%	(0.13)%	(0.04)%	(0.07)%
Portfolio Turnover	125.16% (f)	433.66%	547.28%	248.03%	164.13%	216.65%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized.

(f) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 26

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2022		Years Ended 6/30/2022		6/30/2021		6/30/2020	6/30/2019		6/30/2018	
Net Asset Value, at Beginning of Year/Period	$ 9.10		$ 13.57		$ 10.35		$ 11.34	$ 11.36		$ 10.28	
From Investment Operations:											
Net Investment Loss *	(0.05)		(0.22)		(0.16)		(0.13)	(0.11)		(0.17)	
Net Realized and Unrealized Gain (Loss) on Investments	0.85		(0.69)		3.38		(0.87)	0.65		1.33	
Total from Investment Operations	0.80		(0.91)		3.22		(1.00)	0.54		1.16	
Distributions from:											
Net Realized Gain	(0.08)		(3.56)		-		-	(0.56)		(0.08)	
Total Distributions	(0.08)		(3.56)		-		-	(0.56)		(0.08)	
Paid in Capital From Redemption Fees *	-		-	(c)	-	(c)	0.01	-	(c)	-	(c)
Net Asset Value, at End of Year/Period	$ 9.82		$ 9.10		$ 13.57		$ 10.35	$ 11.34		$ 11.36	
Total Return (a)	8.76%	(f)	(12.00)%		31.11%		(8.73)%	5.12%		11.27%	
Ratios/Supplemental Data:											
Net Assets at End of Year/Period (Thousands)	$ 237		$ 229		$ 502		$ 574	$ 1,053		$ 374	
Before Waiver/Reimbursement:											
Ratio of Expenses to Average Net Assets (b)	4.66%	(e)	4.02%		3.46%		4.15%	3.92%		4.51%	
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(2.96)%	(e)	(2.67)%		(1.90)%		(2.47)%	(2.24)%		(3.26)%	
After Waiver/Reimbursement:											
Ratio of Expenses to Average Net Assets (b)	2.76%	(e)	3.16%		2.88%		2.83%	2.68%		2.80%	
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(1.06)%	(e)	(1.82)%		(1.32)%		(1.15)%	(1.00)%		(1.55)%	
Portfolio Turnover	125.16%	(f)	433.66%		547.28%		248.03%	164.13%		216.65%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized.

(f) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 27

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND CLASS A (f)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2022		Years Ended 6/30/2022		6/30/2021	6/30/2020	6/30/2019		6/30/2018	
Net Asset Value, at Beginning of Year/Period	$ 11.60		$ 13.86		$ 12.24	$ 13.05	$ 13.50		$ 12.32	
From Investment Operations:										
Net Investment Loss *	(0.05)		(0.24)		(0.20)	(0.16)	(0.10)		(0.09)	
Net Realized and Unrealized Gain (Loss) on Investments	0.39		(2.02)		1.82	(0.65)	(0.35)		1.27	
Total from Investment Operations	0.34		(2.26)		1.62	(0.81)	(0.45)		1.18	
Paid in Capital From Redemption Fees *	-		-	(c)	-	-	-	(c)	-	(c)
Net Asset Value, at End of Year/Period	$ 11.94		$ 11.60		$ 13.86	$ 12.24	$ 13.05		$ 13.50	
Total Return (a)	2.93%	(h)	(16.31)%		13.24%	(6.21)%	(3.33)%		9.58%	
Ratios/Supplemental Data:										
Net Assets at End of Year/Period (Thousands)	$ 2,014		$ 2,173		$ 3,907	$ 4,687	$ 5,699		$ 3,608	
Before Waiver/Reimbursement or Recoupment:										
Ratio of Expenses to Average Net Assets (b)(d)	3.33%	(g)	3.37%		2.53%	2.80%	2.46%		3.20%	
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.53)%	(g)	(1.97)%		(1.26)%	(1.25)%	(0.66)%		(1.30)%	
After Waiver/Reimbursement or Recoupment:										
Ratio of Expenses to Average Net Assets (b)(d)	2.71%	(g)	3.27%		2.84%	2.79%	2.60%		2.59%	
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.91)%	(g)	(1.87)%		(1.57)%	(1.23)%	(0.81)%		(0.69)%	
Portfolio Turnover	155.69%	(h)	690.99%		770.03%	917.79%	546.50%		794.40%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

(g) Annualized.

(h) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 28

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS I (f)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(e) Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

(g) Annualized.

(h) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 29

DSS AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS U (f)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

(g) Annualized.

(h) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 30

DSS AMERICAFIRST INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2022	Years Ended 6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year/Period	$ 4.95	$ 5.89	$ 4.84	$ 6.13	$ 7.00	$ 7.41
From Investment Operations:						
Net Investment Income *	0.05	0.03	0.08	0.09	0.22	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(0.53)	1.41	(0.94)	(0.65)	(0.22)
Total from Investment Operations	(0.06)	(0.50)	1.49	(0.85)	(0.43)	0.03
Distributions from:						
Net Investment Income	(0.02)	(0.04)	(0.07)	(0.08)	(0.21)	(0.24)
Return of Capital	(0.20)	(0.40)	(0.37)	(0.36)	(0.23)	(0.20)
Total Distributions	(0.22)	(0.44)	(0.44)	(0.44)	(0.44)	(0.44)
Paid in Capital From Redemption Fees (c) *	-	-	-	-	-	-
Net Asset Value, at End of Year	$ 4.67	$ 4.95	$ 5.89	$ 4.84	$ 6.13	$ 7.00
Total Return (a)	(1.21)% (g)	(8.97)%	32.34%	(14.55)%	(6.25)%	0.50%
Ratios/Supplemental Data:						
Net Assets at End of Year/Period (Thousands)	$ 6,752	$ 4,715	$ 4,462	$ 3,837	$ 5,583	$ 6,395
Before Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	2.56% (f)	3.35%	3.16%	3.08%	2.62%	2.75%
Ratio of Net Investment Income Average Net Assets (b)(d)(e)	2.05% (f)	0.04%	1.02%	0.99%	3.16%	3.07%
After Waiver/Reimbursement:						
Ratio of Expenses to Average Net Assets (b)(d)	2.49% (f)	2.79%	2.60%	2.54%	2.36%	2.35%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.12% (f)	0.60%	1.57%	1.53%	3.42%	3.47%
Portfolio Turnover	261.43% (g)	571.51%	677.36%	717.54%	530.98%	331.95%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00% 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 31

DSS AMERICAFIRST INCOME FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2022		Years Ended				
			6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year/Period	$ 5.22		$ 6.18	$ 5.04	$ 6.33	$ 7.18	$ 7.54
From Investment Operations:							
Net Investment Income *	0.08		0.10	0.13	0.14	0.29	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.12)		(0.60)	1.47	(0.97)	(0.68)	(0.21)
Total from Investment Operations	(0.04)		(0.50)	1.60	(0.83)	(0.39)	0.10
Distributions from:							
Net Investment Income	(0.03)		(0.05)	(0.12)	(0.13)	(0.23)	(0.26)
Return of Capital	(0.20)		(0.41)	(0.34)	(0.33)	(0.23)	(0.20)
Total Distributions	(0.23)		(0.46)	(0.46)	(0.46)	(0.46)	(0.46)
Paid in Capital From Redemption Fees (c) *	-		-	-	-	-	-
Net Asset Value, at End of Year/Period	$ 4.95		$ 5.22	$ 6.18	$ 5.04	$ 6.33	$ 7.18
Total Return (a)	(0.78)%	(g)	(8.61)%	33.30%	(13.81)%	(5.55)%	1.42%
Ratios/Supplemental Data:							
Net Assets at End of Year/Period (Thousands)	$ 10,275		$ 6,300	$ 2,075	$ 1,913	$ 3,195	$ 3,386
Before Waiver/Reimbursement:							
Ratio of Expenses to Average Net Assets (b)(d)	2.37%	(f)	3.12%	3.04%	2.83%	2.40%	2.49%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.28%	(f)	0.48%	1.15%	1.33%	3.47%	3.31%
After Waiver/Reimbursement:							
Ratio of Expenses to Average Net Assets (b)(d)	1.69%	(f)	1.91%	1.80%	1.74%	1.56%	1.54%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.97%	(f)	1.69%	2.39%	2.42%	4.31%	4.26%
Portfolio Turnover	261.43%	(g)	571.51%	677.36%	717.54%	530.98%	331.95%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%,0.00%, 0.00% ,0.00%, 0.00%, and 0.00%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 32

DSS AMERICAFIRST INCOME FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year presented.

(Unaudited) Six Months Ended 12/31/2022		Years Ended				
			6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year/Period	$ 5.06		$ 5.99	$ 4.90	$ 6.18	$ 7.03	$ 7.43
From Investment Operations:							
Net Investment Income *	0.04		0.01	0.06	0.06	0.19	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		(0.55)	1.42	(0.95)	(0.65)	(0.22)
Total from Investment Operations	(0.07)		(0.54)	1.48	(0.89)	(0.46)	(0.01)
Distributions from:							
Net Investment Income	(0.02)		(0.04)	(0.05)	(0.05)	(0.16)	(0.19)
Return of Capital	(0.18)		(0.35)	(0.34)	(0.34)	(0.23)	(0.20)
Total Distributions	(0.20)		(0.39)	(0.39)	(0.39)	(0.39)	(0.39)
Paid in Capital From Redemption Fees (c) *	-		-	-	-	-	-
Net Asset Value, at End of Year/Period	$ 4.79		$ 5.06	$ 5.99	$ 4.90	$ 6.18	$ 7.03
Total Return (a)	(1.50)%	(g)	(9.46)%	31.53%	(15.02)%	(6.65)%	(0.07)%
Ratios/Supplemental Data:							
Net Assets at End of Year/Period (Thousands)	$ 3,251		$ 2,636	$ 1,860	$ 1,720	$ 2,703	$ 2,982
Before Waiver/Reimbursement:							
Ratio of Expenses to Average Net Assets (b)(d)	3.04%	(f)	3.83%	3.52%	3.80%	3.31%	3.51%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)(e)	1.54%	(f)	(0.37)%	0.68%	0.34%	2.44%	2.25%
After Waiver/Reimbursement:							
Ratio of Expenses to Average Net Assets (b)(d)	2.98%	(f)	3.26%	3.07%	3.03%	2.86%	2.87%
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	1.60%	(f)	0.19%	1.13%	1.11%	2.89%	2.89%
Portfolio Turnover	261.43%	(g)	571.51%	677.36%	717.54%	530.98%	331.95%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) Annualized.

(g) Not annualized.

* Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 33

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022 (UNAUDITED)

  1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

DSS AmericaFirst Quantitative Funds (the “Trust”), previously Americafirst Quantitative Funds, was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the series of the Trust, other than DSS AmericaFirst Large Cap Share Buyback Fund, were each a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four series: DSS AmericaFirst Defensive Growth Fund, DSS AmericaFirst Large Cap Share Buyback Fund, DSS AmericaFirst Monthly Risk-On Risk-Off Fund (formerly AmericaFirst Tactical Alpha Fund and AmericaFirst Absolute Return Fund), and DSS AmericaFirst Income Fund (formerly AmericaFirst Income Trends Fund) (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC is the former is investment advisor to the Funds. DSS Wealth Management, Inc. is the current investment advisor to the Funds (“Manager”).

DSS AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

DSS AmericaFirst Large Cap Share Buyback Fund (“Large Cap Share Buyback Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund (“Risk-On Risk-Off Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

DSS AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

The Funds each offer three classes of shares, Class A, Class I, and Class U. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Semi-Annual Report | 34

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

(a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Semi-Annual Report | 35

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022 for each Fund’s assets and liabilities measured at fair value:

`Defensive Growth Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$1,444,000	$1,444,000	$—	$—
Exchange Traded Fund	175,801	175,801	—	—
Money Market Fund	36,282	36,282	—	—
Total	$1,656,083	$1,656,083	$—	$—

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Large Cap Share Buyback Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$4,010,938	$4,010,938	$—	$—
Total	$4,010,938	$4,010,938	$—	$—

Risk-On Risk-Off Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$3,798,457	$3,798,457	$—	$—
Exchange Traded Funds	2,518,080	2,518,080	—	—
Total	$6,316,537	$6,316,537	$—	$—

Income Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$16,694,985	$16,694,985	$—	$—
Real Estate Investment Trusts	2,963,756	2,963,756	—	—
Money Market Fund	459,580	459,580	—	—
Total	$20,118,321	$20,118,321	$—	$—

1)

As of and during the six months ended December 31, 2022, none of the Funds held securities that were considered to be “Level 3” securities.

2)

For a detailed break-out of securities by investment industry please refer to the Schedules of Investments.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RIC”), except as noted below, and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2019-2021)

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

or expected to be taken in the Funds’ 2022 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold, or amortized cost with bonds, with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

 f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

k)     Restricted securities are generally acquired directly or indirectly from an issuer in a nonpublic offering. Because restricted securities are generally subject to restrictions on transfer, market quotations for such securities are generally not readily available, and they are considered to be illiquid securities.  The Board of Trustees (“Board”) has adopted Portfolio Securities Valuation Procedures that, among other things, provide guidelines for the valuation of portfolio securities for which market quotations are not readily available (“Valuation Procedures”). The Valuation Procedures delegate the responsibility for determining the fair value of securities for which market quotations are not readily available to a Valuation Committee, subject to review and oversight by the Board of Trustees (“Board”).  Under circumstances where the Adviser determines that the market quotation or the price provided by a pricing service does not accurately reflect the current market value, such securities are also valued as determined in good faith by the Valuation Committee, subject to review and oversight by Board of Trustees.  Restricted securities are categorized in Level 3 of the fair value hierarchy.

l)     Credit Risk - The Deposits held in the Fund’s portfolio include deposits in a checking account and money market deposit account.  These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind.  Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit. To the extent the Fund’s deposits with a particular bank exceed the federally insured limit; any

Semi-Annual Report | 39

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

amount of the Fund’s deposit over the federally insured limit will not be covered by FDIC insurance.

m)

Fifth Third Bank (the "Custodian"), the Funds' custodian, allowed cash overdrafts during the fiscal year when insufficient cash was available in the Funds' custodial accounts to meet its obligations. The Custodian maintained subsequent cash deposits in non-interest bearing accounts in order to compensate the Custodian for overdrafts which previously occurred during the fiscal year. Amounts presented as Due to Custodian on the Statements of Assets and Liabilities represent temporary cash overdrafts and monthly expense accruals that existed as of December 31, 2022.

n)

Distributions from REITs -

Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

2. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2022, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$5,532,324	$5,817,796
Large Cap Buyback Fund	4,975,178	5,158,053
Risk-On Risk-Off Fund	10,131,281	10,550,290
Income Fund	51,744,337	44,517,679

  3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

DSS Wealth Management, Inc. (“DSS” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”) effective October 1, 2021. Under the terms of the Management Agreement, DSS is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a monthly (or more frequently) management fee at the annual rate of the average daily net assets were as follows:

Defensive Growth Fund	1.50%
Large Cap Buyback Fund	1.25%
Risk-On Risk-Off Fund	1.00%
Income Fund	1.25%

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

For the six months ended December 31, 2022, total management fees were as follows:

Defensive Growth Fund	$ 14,162
Large Cap Buyback Fund	$ 25,271
Risk-On Risk-Off Fund	$ 33,197
Income Fund	$113,159

Effective October 1, 2021, DSS and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not born by the Manager or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Manager) at the ratios to average daily net assets detailed below.

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2023
Large Cap Buyback Fund	1.75%	1.50%	2.50%	October 31, 2023
Risk-On Risk-Off Fund	2.45%	1.20%	2.95%	October 31, 2023
Income Fund	2.20%	1.40%	2.70%	October 31, 2023

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the date in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the expense limits above.

June 30, 2025
Defensive Growth Fund
Class A	$25,755
Class I	$15,245
Class U	$14,287

Large Cap Buyback Fund
Class A	$29,922
Class I	$27,183
Class U	$2,427
Risk-On Risk-Off Fund
Class A	$4,671
Class I	$22,732
Class U	$2,203

Semi-Annual Report | 41

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Income Fund
Class A	$21,785
Class I	$34,423
Class U	$8,866

Effective November 1, 2020 the expense limitation agreement excluded any (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not borne by the Advisor or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)).

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00%      Class U per year of its average daily net assets for such distribution and shareholder service activities.  During the six months ended December 31, 2022, fees incurred under the Plan were as follows:

Defensive Growth Fund
Class A $ 488 Class U $1,918 Large Cap Buyback Fund
Class A $1,700 Class U $1,046 Risk-On Risk-Off Fund
Class A $1,900 Class U $8,469 Income Fund Class A $4,351 Class U $8,845

Mutual Shareholder Services, LLC (“MSS”) serves as the Funds’ Transfer Agent and Accounting Agent. Certain employees of MSS are Officers of the Trust.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees, who are not “interested persons” as that term is defined in the 1940 Act, will be paid a fee of $6,000 per year. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

As of December 31, 2022, the Adviser owed the Defensive Growth Fund, Large Cap Buyback Fund, and Risk-On Risk-Off Fund each $5,325, $2,876 and $598, respectively.

Semi-Annual Report | 42

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

As of December 31, 2022, the Income Fund owed the Adviser $16,738.

4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares within 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the six months ended December 31, 2022, redemption fees were assessed as follows:

Defensive Growth Fund	$0
Large Cap Buyback Fund	$0
Risk-On Risk-Off Fund	$0
Income Fund	$592

For the year ended June 30, 2022, redemption fees were assessed as follows:

Defensive Growth Fund	$0
Large Cap Buyback Fund	$210
Risk-On Risk-Off Fund	$18
Income Fund	$762

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the six months ended December 31, 2022, and the year ended June 30, 2022 were as follows:

For the six months ended December 31, 2022:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Defensive Growth Fund	$—	$—	$—	$—
Large Cap Buyback Fund	8,389	20,391	—	28,780
Risk-On Risk-Off Fund	—	—	—	—
Income Fund	86,010	—	$736,878	822,888

For the year ended June 30, 2022:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Defensive Growth Fund	$—	$—	$—	$—
Large Cap Buyback Fund	1,132,541	$92,360	—	1,224,901
Risk-On Risk-Off Fund	—	—	—	—
Income Fund	86,497	—	741,046	827,543

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DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/(Loss)	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized (Depreciation)	Total Accumulated (Deficits)

Defensive Growth Fund	$—	$—	$(16,909)	$(10,036,794)	$—	$(56,968)	$(10,110,671)
Large Cap Buyback Fund	8,386	20,390	—	—	—	(553,296)	(524,520)
Risk-On Risk-Off Fund	—	—	(60,206)	(12,710,412)	—	(340,864)	(13,111,482)
Income Fund	—	—	(141,136)	(9,659,999)	—	(998,078)	(10,799,213)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/loss and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and distributions from partnership investments.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Defensive Growth Fund	$16,909
Large Cap Buyback Fund	—
Risk-On Risk-Off Fund	60,206
Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Defensive Growth Fund	$—
Large Cap Buyback Fund	—
Risk-On Risk-Off Fund	—
Income Fund	141,136

At June 30, 2022, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Defensive Growth Fund	$9,506,603	$530,191	$10,036,794
Large Cap Buyback Fund	—	—	—
Risk-On Risk-Off Fund	10,430,488	2,279,924	12,710,412
Income Fund	9,475,295	184,704	9,659,999

Semi-Annual Report | 44

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassifications for the fiscal year ended June 30, 2022 as follows:

	Paid In Capital	Accumulated Earnings (Deficit)

Defensive Growth Fund	$(57,680)	$57,680
Large Cap Buyback Fund	-	-
Risk-On Risk-Off Fund	(165,978)	$165,978
Income Fund	-	-

NOTE 6.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has

Semi-Annual Report | 45

DSS AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

concluded that there is no impact requiring adjustment in the financial statements.  However, the following disclosures are applicable:

Distributions

During the period subsequent to period-end, the Income Fund paid the following distributions per share:

Class A

	Pay Date	Rate

Ordinary Income	1/30/2023	0.03695

Class I

	Pay Date	Rate

Ordinary Income	1/30/2023	0.03840

Class U

	Pay Date	Rate

Ordinary Income	1/30/2023	0.03270

Semi-Annual Report | 46

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2022 (UNAUDITED)

 As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period July 1, 2022 and held for the entire period through December 31, 2022.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Semi-Annual Report | 47

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

DSS AmericaFirst Defensive Growth Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,003.69	$13.99
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.24	$14.04

* Expenses are equal to the Fund's annualized expense ratio of 2.77%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst Defensive Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,006.83	$11.33
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.91	$11.37

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst Defensive Growth Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,001.31	$16.50
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.72	$16.56

* Expenses are equal to the Fund's annualized expense ratio of 3.27%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst LargeCap Buyback Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,093.18	$10.60
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.07	$10.21

* Expenses are equal to the Fund's annualized expense ratio of 2.01%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report | 48

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

DSS AmericaFirst LargeCap Buyback Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,093.19	$9.29
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.33	$8.94

* Expenses are equal to the Fund's annualized expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst LargeCap Buyback Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,087.59	$14.52
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.29	$13.99

* Expenses are equal to the Fund's annualized expense ratio of 2.76%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst Risk-On Risk-Off Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,029.31	$13.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.54	$13.74

* Expenses are equal to the Fund's annualized expense ratio of 2.71%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst Risk-On Risk-Off Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,036.43	$7.49
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.85	$7.43

* Expenses are equal to the Fund's annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report | 49

DSS AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

DSS AmericaFirst Risk-On Risk-Off Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,027.45	$16.40
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.02	$16.25

* Expenses are equal to the Fund's annualized expense ratio of 3.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$987.89	$12.48
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.65	$12.63

* Expenses are equal to the Fund's annualized expense ratio of 2.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$992.18	$8.49
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.69	$8.59

* Expenses are equal to the Fund's annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

DSS AmericaFirst Income Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$985.05	$14.91
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.18	$15.10

* Expenses are equal to the Fund's annualized expense ratio of 2.98%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report | 50

DSS AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2022 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

Semi-Annual Report | 51

 PRIVACY NOTICE

Rev. Jan 2013

FACTS	WHAT DOES DSS AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons DSS AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does DSS AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363

Semi-Annual Report | 52

Who we are
Who is providing this notice?	DSS AmericaFirst Quantitative Funds
What we do
How does DSS AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does DSS AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

 ■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ DSS AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ DSS AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ DSS AmericaFirst Quantitative Funds doesn’t jointly market.

Semi-Annual Report | 53

This Page Was Left Blank Intentionally

Semi-Annual Report | 54

DSS AmericaFirst Quantitative Funds

MANAGER

DSS Wealth Management, Inc.

1999 Bryan St., Ste. 900

Dallas, TX 75201

TRANSFER AGENT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DSS AmericaFirst Quantitative Funds

By /s/ Rick Gonsalves

     * Rick Gonsalves

     Chief Executive Officer

Date: March 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Rick Gonsalves

     * Rick Gonsalves

     Chief Executive Officer

Date: March 7, 2023

*Print the name and title of each signing officer under his or her signature.